Significant acquisition and disposition	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Significant acquisition and disposition

Note 6 Significant acquisition and disposition
Acquisition
HSBC Bank Canada
On November 29, 2022, we entered into an agreement to acquire 100%
of the common shares of HSBC Bank Canada (HSBC Canada) for an all-cash purchase price of $
13.5
billion. HSBC Canada is a premier Canadian personal and commercial bank focused on globally connected clients. We will also purchase all of the existing preferred shares and subordinated debt of HSBC Canada held directly or indirectly by HSBC Holdings plc at par value ($2.1 billion as of December 31, 2023).
The agreement includes a locked box mechanism under which HSBC Canada’s earnings from June 30, 2022 to the closing date accrue to RBC and will be reflected in the acquired net assets on closing. Relatedly, we will pay an additional amount that accrues from August 30, 2023 to the closing date, which is calculated based on the all-cash purchase price for the common shares of HSBC Canada and the Canadian Overnight Repo Rate Average.
On December 21, 2023, we received approval from the federal Minister of Finance to proceed with the planned acquisition of HSBC Canada, which is expected to close on March 28, 2024, subject to the satisfaction of customary closing conditions. The results of the acquired business will be consolidated from the date of close.
Disposition
Wealth Management
On December 1, 2023, we completed the previously announced sale of the RBC Investor Services® business in Jersey to CACEIS. The transaction did not have a significant impact on our financial statements. The completion of the sale of the business of the U.K. branch of RBC Investor Services Trust remains subject to customary closing conditions. The disposal group consists of $2.7 billion of assets, primarily consisting of cash and due from banks, and $2.7 billion of liabilities, primarily consisting of deposits, and remains classified as held-for-sale,
presented in Other assets and Other liabilities.